Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details) (10K)	9 Months Ended	12 Months Ended
	Mar. 31, 2020 Integer	Jun. 30, 2019	Jun. 30, 2018
Volatility [Member] | Minimum [Member]
Derivative liability , measurement input, percentages	227.82
Volatility [Member] | Maximum [Member]
Derivative liability , measurement input, percentages	279.44
Volatility [Member] | Convertible Debt [Member]
Derivative liability , measurement input, percentages		3.55
Volatility [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability , measurement input, percentages			1.91
Volatility [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability , measurement input, percentages			2.21
Volatility [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability , measurement input, percentages		3.20
Expected Remaining Term [Member]
Derivative liability, measurement input, term	1 year
Expected Remaining Term [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability, measurement input, term		1 month 9 days	6 months 21 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability, measurement input, term		10 months 25 days	1 year 1 month 6 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability, measurement input, term		1 year
Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability , measurement input, percentages	1.53
Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability , measurement input, percentages	1.59
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Minimum [Member]
Derivative liability , measurement input, percentages		0.0192	0.0211
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Maximum [Member]
Derivative liability , measurement input, percentages		0.0215	0.0233
Risk Free Interest Rate [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability , measurement input, percentages		0.0232
Expected Dividend Yield [Member]
Derivative liability , measurement input, percentages	0.00
Expected Dividend Yield [Member] | Convertible Debt [Member]
Derivative liability , measurement input, percentages		0.00	0.00
Expected Dividend Yield [Member] | Convertible Debt [Member] | Initial Valuations [Member]
Derivative liability , measurement input, percentages		0.00
Warrants [Member] | Volatility [Member]
Derivative liability , measurement input, percentages		0.00	1.10
Warrants [Member] | Expected Remaining Term [Member]
Derivative liability, measurement input, term		0 years	2 months 30 days
Warrants [Member] | Risk Free Interest Rate [Member]
Derivative liability , measurement input, percentages		0.00	0.0193
Warrants [Member] | Expected Dividend Yield [Member]
Derivative liability , measurement input, percentages		0.00	0.00